SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2025
John Deere Tax Deferred Savings Plan for Wage Employees
Summary Of Significant Accounting Policies
Schedule of Number of Units and Related Net Asset Value Per Unit	The number of units and related net asset value per unit in dollars as of October 31, 2025 and 2024 for the fund are as follows:

	Master Trust	Plan	Net Asset
	Units	Units	Value
	Outstanding	Outstanding	Per Unit

October 31, 2025	1,754,472	385,751	$ 657.24
October 31, 2024	1,930,209	412,454	$ 576.83